LONG-TERM DEBT - Scheduled Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Debt [Line Items]
Year ending December 31, 2013	$ 854,940
Year ending December 31, 2014	262,559
Year ending December 31, 2015	262,749
Year ending December 31, 2016	379,161
Year ending December 31, 2017	6,429
Over 2017 (2)	1,429,026	[1]
Total long-term debt	$ 3,194,864		$ 2,325,980

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.